Statement of Additional Information Supplement dated November 15, 2011
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, S, Y, Investor and Institutional Class shares, as applicable, of the Funds listed below:

Invesco Global Equity Fund	Invesco Moderate Allocation Fund
Invesco Growth Allocation Fund	Invesco Moderately Conservative
Invesco Income Allocation Fund	Allocation Fund
Invesco International Allocation Fund	Invesco Small Cap Growth Fund
Invesco Mid Cap Core Equity Fund
The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS — Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Global Equity Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of December 31, 2010 (except as noted):

Other Registered
		Investment Companies		Other Pooled Investment		Other Accounts
	Dollar	Managed (assets in		Vehicles Managed (assets		Managed
	Range of	millions)		in millions)		(assets in millions)
	Investments	Number		Number		Number
“Portfolio	in Each	of		of		of
Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Global Equity Fund
Michael Abata[2]	None	None	None	None	None	None	None
Karl Georg Bayer	None[3]	None	None	35	$2,695.6	56	$7,450.5
Uwe Draeger	None[3]	None	None	35	$2,695.6	56	$7,450.5
Jens Langewand	None[3]	None	None	35	$2,695.6	56	$7,450.5
Andrew Waisburd[4]	None	None	None	None	None	None	None

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Mr. Abata began serving as a portfolio manager of Invesco Global Equity Fund on November 15, 2011. Information for Mr. Abata has been provided as of October 31, 2011.

3	Shares of the Fund are not sold in Germany, where the noted portfolio managers are domiciled. Accordingly, the noted portfolio managers may not invest in the Fund.

4	Mr. Waisburd began serving as a portfolio manager of Invesco Global Equity Fund on May 23, 2011. Information for Mr. Waisburd has been provided as of April 30, 2011.”